SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms with a weighted-average life of 4.1 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Content and software	1.0 - 10.0 years
Customer relationships	1.1 - 15.0 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	3.0 - 4.0 years
Trade names and domain names	7.0 - 10.0 years
Workforce	4.0 years